Average Annual Total Returns		12 Months Ended	60 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator U.S. Small Cap Power Buffer ETF - August
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.08%	5.04%
Performance Inception Date	Jul. 31, 2024
Innovator U.S. Small Cap Power Buffer ETF - August | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.08%	5.04%
Innovator U.S. Small Cap Power Buffer ETF - August | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.60%	3.85%
Russell 2000 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.81%	8.50%
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.29%	7.01%